Segment Reporting (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Feb. 18, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues	$ 3,034,000			$ 3,900,000
Cost of revenues	1,576,000
Loss from operations	(40,468,000)				$ (6,956,573)	$ (694,226)
Goodwill	332,602,000		$ 332,602,000
Assets	500,664,000		500,664,000		217,733,435	$ 557,445,853
Successor [Member]
Segment Reporting Information [Line Items]
Total revenues	3,034,000		1,700,000
Cost of revenues	1,576,000
Loss from operations	(40,468,000)
Goodwill	332,602,000		332,602,000
Assets	500,664,000		500,664,000
Successor [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	0
Cost of revenues	0
Loss from operations	(18,240,000)
Goodwill	0		0
Assets	23,050,000		23,050,000
Successor [Member] | Bonfire [Member]
Segment Reporting Information [Line Items]
Total revenues	426,000
Cost of revenues	107,000
Loss from operations	(2,413,000)
Goodwill	81,964,000		81,964,000
Assets	110,477,000		110,477,000
Successor [Member] | CityBase [Member]
Segment Reporting Information [Line Items]
Total revenues	936,000
Cost of revenues	893,000
Loss from operations	(3,908,000)
Goodwill	119,741,000		119,741,000
Assets	170,863,000		170,863,000
Successor [Member] | eCivis [Member]
Segment Reporting Information [Line Items]
Total revenues	408,000
Cost of revenues	206,000
Loss from operations	(1,134,000)
Goodwill	47,397,000		47,397,000
Assets	61,202,000		61,202,000
Successor [Member] | Open Counter [Member]
Segment Reporting Information [Line Items]
Total revenues	127,000
Cost of revenues	36,000
Loss from operations	(242,000)
Goodwill	22,524,000		22,524,000
Assets	32,244,000		32,244,000
Successor [Member] | Questica [Member]
Segment Reporting Information [Line Items]
Total revenues	869,000
Cost of revenues	263,000
Loss from operations	(11,366,000)
Goodwill	57,479,000		57,479,000
Assets	102,119,000		102,119,000
Successor [Member] | Sherpa [Member]
Segment Reporting Information [Line Items]
Total revenues	268,000
Cost of revenues	71,000
Loss from operations	(3,164,000)
Goodwill	3,497,000		3,497,000
Assets	6,629,000		6,629,000
Successor [Member] | Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenues	0
Cost of revenues	0
Loss from operations	0
Goodwill	0		0
Assets	$ (5,920,000)		(5,920,000)
Predecessor [Member]
Segment Reporting Information [Line Items]
Total revenues		$ 4,928,000	$ 2,200,000	6,790,000
Cost of revenues		1,614,000		2,099,000
Loss from operations		(1,555,000)		(1,806,000)
Goodwill					2,518,000
Assets					29,568,000
Predecessor [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total revenues		0		0
Cost of revenues		0		0
Loss from operations		0		0
Goodwill					0
Assets					0
Predecessor [Member] | Bonfire [Member]
Segment Reporting Information [Line Items]
Total revenues		593,000		659,000
Cost of revenues		124,000		148,000
Loss from operations		(741,000)		(787,000)
Goodwill					0
Assets					6,329,000
Predecessor [Member] | CityBase [Member]
Segment Reporting Information [Line Items]
Total revenues		820,000		1,245,000
Cost of revenues		746,000		902,000
Loss from operations		(1,499,000)		(1,773,000)
Goodwill					123,000
Assets					7,215,000
Predecessor [Member] | eCivis [Member]
Segment Reporting Information [Line Items]
Total revenues		673,000		1,135,000
Cost of revenues		267,000		387,000
Loss from operations		(265,000)		(237,000)
Goodwill					585,000
Assets					2,621,000
Predecessor [Member] | Open Counter [Member]
Segment Reporting Information [Line Items]
Total revenues		298,000		391,000
Cost of revenues		51,000		124,000
Loss from operations		46,000		(76,000)
Goodwill					0
Assets					316,000
Predecessor [Member] | Questica [Member]
Segment Reporting Information [Line Items]
Total revenues		1,913,000		2,593,000
Cost of revenues		296,000		465,000
Loss from operations		550,000		561,000
Goodwill					1,810,000
Assets					11,710,000
Predecessor [Member] | Sherpa [Member]
Segment Reporting Information [Line Items]
Total revenues		631,000		767,000
Cost of revenues		130,000		73,000
Loss from operations		354,000		506,000
Goodwill					0
Assets					1,377,000
Predecessor [Member] | Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenues		0		0
Cost of revenues		0		0
Loss from operations		$ 0		$ 0
Goodwill					0
Assets					$ 0